Balance Sheets (Parenthetical) - Quarterly (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock Authorized	20,000,000	20,000,000
Preferred Stock Issued	0	0
Preferred Stock Outstanding	0	0
Common Stock Par Value	$ 0	$ 0
Common Stock Authorized	500,000,000	500,000,000
Common Stock Issued	34,500,000	31,133,000
Common Stock Outstanding	34,500,000	31,133,000